Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	June 30, 2016	December 31, 2015
Computer Equipment	$219,653	175,695
Furniture and Fixtures	61,803	61,803
	281,456	237,498
Less: Accumulated Depreciation	(187,778)	(166,992)
	$93,678	$70,506

Depreciation expense was $10,812 and $1,409 for the three months ended June 30, 2016 and 2015, respectively. Depreciation expense was $20,784 and $2,804 for the six months ended June 30, 2016 and 2015, respectively.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2015	December 31, 2014
Computer Equipment	$175,695	84,600
Furniture and Fixtures	61,803	61,803

	237,498	146,403
Less: Accumulated Depreciation	(166,992)	(135,094)
	$70,506	$11,309

Depreciation expense was $10,001 and $30,221 for the period ended December 31, 2015 and 2014, respectively.